Accounts receivable	12 Months Ended
Dec. 31, 2024
Accounts receivable
Accounts Receivable

3. Accounts Receivable

	December 31,	December 31,
	2024	2023
Trade receivables	$22,210	$1,738,694
Other receivables	83,648	89,829
	105,858	1,828,523
Allowance for doubtful accounts	-	-
Net accounts receivable	105,858	1,828,523

The entire trade receivables at December 31, 2024 and December 31, 2023 were with one, but not the same customer in each year. All trade receivables were current and were collected subsequent to December 31 each year.